Note Other Real Estate Owned (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Other Real Estate Owned Rollforward
Other Real Estate Owned Write Downs	$ 13,641	$ 25,198	[1]	$ 15,071
Hurricane
Other Real Estate Owned Rollforward
Other Real Estate Owned Write Downs		2,700
Mortgages | Hurricane
Other Real Estate Owned Rollforward
Other Real Estate Owned Write Downs		1,400
Commercial / Construction | Hurricane
Other Real Estate Owned Rollforward
Other Real Estate Owned Write Downs		$ 1,300

[1]	Includes $2.7 million related to the damages from Hurricane Maria, of which $1.3 million were for commercial and $1.4 million for residential.